SHARE-BASED PAYMENTS - Deferred share unit plan (Details) - DSUs $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) EquityInstruments	Dec. 31, 2017 CAD ($) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2017 USD ($)
Summary of information about DSUs granted and outstanding
Minimum percentage of compensation for computing number of share units to outside director (as a percent)			50.00%
DSUs granted | EquityInstruments	312,000	297,000
Weighted average grant-date fair value (CDN$/ unit) | $	$ 4.39	$ 5.15
Number of share units outstanding | EquityInstruments			1,701,799
Liability recognized in respect of DSUs | $			$ 5.5	$ 7.0